Other Income, Net	12 Months Ended
Mar. 31, 2024
Other Income, Net [Abstract]
Other income, net

13. Other income, net

Other income, net consist of the following:

	Year ended March 31,
	2022	2023	2024
Gain (loss) on disposal of property, plant and equipment, net	$(24)	$18	$(74)
Foreign exchange loss, net	(352)	(256)	(13)
Reversal of (provision for) credit losses, net	148	229	(76)
Others	302	1,023	546
Other income, net	$74	$1,014	$383